Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Dividends
Schedule of Cash flows from dividends paid are classified under operating activities
The table below illustrates the dividends declared and paid:

Figures in million – SA rand unless stated otherwise	2022	2021	2020
Dividend declared and paid (interim)	3,905	8,347	1,338
Dividend declared after 31 December (final)	3,452	5,252	9,485
Total dividends declared for the year	7,357	13,599	10,823
Dividend per share (interim) — cents	138	292	50
Dividend per share (final) — cents	122	187	321
Dividends paid during the financial year	9,197	17,832	1,338
Dividends paid to NCI of subsidiaries during the financial year	256	344	360
Total dividends paid for the year[1]	9,453	18,176	1,698
[1] The dividends paid is influenced by the number of shares in issue at the time of payment

Schedule of Reconciliation of (loss)/profit attributable to the owners
Reconciliation of profit attributable to the owners of Sibanye-Stillwater to normalised earnings

Figures in million – SA rand	2022	2021	2020
Profit attributable to the owners of Sibanye-Stillwater	18,396	33,054	29,312
Adjusted for:
Loss on financial instruments	4,279	6,279	2,450
(Gain)/loss on foreign exchange differences	(616)	(1,149)	255
Gain on disposal of property, plant and equipment	(162)	(36)	(99)
(Reversal of impairments)/impairments	(6)	5,148	(121)
Restructuring costs	363	107	436
Transaction costs	152	140	139
Occupational healthcare (gain)/expense	(211)	(14)	52
Loss on BTT early settlement	—	—	186
Income on settlement of legal dispute	—	—	(580)
Loss due to dilution of interest in joint operation	—	4	30
Early redemption premium on the 2025 Notes	—	196	—
Loss on settlement of US$ Convertible Bond	—	—	1,507
Change in estimated deferred tax rate	(53)	(86)	54
Share of results of equity-accounted investees after tax	(1,287)	(1,989)	(1,700)
Loss on deconsolidation of subsidiaries	308	—	—
Profit on sale of Lonmin Canada	(145)	—	—
Profit on sale of St Helena Hospital	—	(16)	—
Tax effect of the items adjusted above	(33)	(2,755)	(1,277)
NCI effect of the items listed above	36	—	(37)
Normalised earnings[1]	21,021	38,883	30,607
[1] Non-IFRS measures such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS